SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Receivables [Abstract]
Allowance for credit losses at beginning of period	$ (15,030)	$ (11,248)	$ (15,206)	$ (9,720)
(Increase) decrease to allowance for the period	766	(2,682)	782	(4,323)
Write-off of credit losses	356	569	516	682
Allowance for credit losses at end of period	$ (13,908)	$ (13,361)	$ (13,908)	$ (13,361)